Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We use equity incentive awards to link the interests of our named executive officers with those of our shareholders. The Omnibus Plans authorize, or authorized, the Compensation Committee to grant stock options (nonqualified stock options or incentive stock options) and restricted stock or any combination thereof. Vesting of such equity incentive awards is dependent in whole or in part on continued employment, to encourage the retention of our named executive officers through the vesting period of the awards. In some cases, vesting may also be partially based on certain market conditions such as the annual appreciation of our common stock or upon the attainment of certain performance conditions, such as an EBITDA target. In determining the size of equity awards to our named executive officers, our Compensation Committee considers several internal factors, such as the relative job scope, the value of outstanding equity awards, individual performance history, prior contributions to the Company, and the size of prior awards, as well as external factors such as the levels of unvested equity awards held by our executive officers in relation to their peers at comparable companies. We do not schedule the grant of stock options or other equity awards in anticipation of the disclosure of material non-public information, and we do not schedule the disclosure of material non-public information based on the timing of grants of stock options or other equity awards. We have not adopted any formal policy that would require the Compensation Committee or the Board to grant, or to avoid granting, stock options or other equity awards to our named executive officers or other employees at certain times.
Award Timing Method	We do not schedule the grant of stock options or other equity awards in anticipation of the disclosure of material non-public information, and we do not schedule the disclosure of material non-public information based on the timing of grants of stock options or other equity awards. We have not adopted any formal policy that would require the Compensation Committee or the Board to grant, or to avoid granting, stock options or other equity awards to our named executive officers or other employees at certain times.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not schedule the grant of stock options or other equity awards in anticipation of the disclosure of material non-public information, and we do not schedule the disclosure of material non-public information based on the timing of grants of stock options or other equity awards.
MNPI Disclosure Timed for Compensation Value	false